Income Taxes (Details Textual)	12 Months Ended
Dec. 31, 2015
Income Taxes (Textual)
Tax percentage	25.00%
Preferred Partner [Member]
Income Taxes (Textual)
Tax percentage	15.00%
HONG KONG
Income Taxes (Textual)
Tax percentage	16.50%